Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Brazilian tax credits and interest receivables	$ 960	$ 997
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 36	$ 99	$ 51